Prepayments and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepayments And Other Current Assets
Schedule of Prepayments and Other Current Assets

Prepayments and Other Current Assets – Prepayments and other current assets are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Prepaid expenses	$2,539	$2,139
Prepaid supplies	137	773
Refundable income and franchise taxes	157	157
Unamortized debt costs	-	209
Employee retention credits	2,468	2,468
Excess collections under line of credit	1,715	-
Other receivables	6	45
Total prepayments and other current assets	$7,022	$5,791

Prepayments and other current assets are summarized as follows:

	As of December 31,
	2023	2022
Prepaid expenses	$2,946	$2,321
Prepaid supplies	773	927
Refundable income and franchise taxes	157	957
Unamortized debt costs	209	216
Employee retention credits	2,468	-
Other receivables	45	20
Total prepayments and other current assets	$6,598	$4,441